Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Abstract]
Accumulated Other Comprehensive Income (Loss)
NOTE 11. ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Accumulated other comprehensive income or loss (“AOCI”) represents the cumulative balance of other comprehensive income, net of tax, as of the Balance Sheet date. For the Company, AOCI is composed of adjustments related to pension and other post-retirement benefits plans, derivatives designated as hedges, and foreign currency translation adjustments. Changes in the AOCI balances for the years ended December 31, 2023 and 2022 by component are shown in the following table:

(In millions)	Pension and Other Post- retirement Benefits (1)	Derivatives Designated as Hedges (1)	Foreign Currency Translation (1)	Total (1)
Balance as of January 1, 2021	$(161.4)	$(3.8)	$(54.7)	$(219.9)
Other comprehensive income (loss) before reclassification	10.1	4.3	3.1	17.5
Amounts reclassified from accumulated other comprehensive income	5.8	1.3	(2.1)	5.0

Balance as of December 31, 2021	$(145.5)	$1.8	$(53.7)	$(197.4)
Other comprehensive income (loss) before reclassification	8.5	14.7	(36.7)	(13.5)
Amounts reclassified from accumulated other comprehensive income	6.1	(1.7)	2.2	6.6

Balance as of December 31, 2022	$(130.9)	$14.8	$(88.2)	$(204.3)
Other comprehensive income (loss) before reclassification	(5.5)	2.4	17.0	13.9
Amounts reclassified from accumulated other comprehensive income	3.7	(8.0)	(1.1)	(5.4)

Balance as of December 31, 2023	$(132.7)	$9.2	$(72.3)	$(195.8)

(1)	All amounts are net of income taxes.
Reclassification adjustments from AOCI into earnings for pension and other post-retirement benefits plans for the year ended December 31, 2023 were $5.0 million of charges to pension expense (income), other than service cost, net of $1.3 million income tax benefit. Reclassification adjustments for derivatives designated as hedges for the year ended December 31, 2023 were $10.8 million of interest income, net of $2.8 million income tax provision. Reclassification adjustments for foreign currency translation related to net investment hedges for the year ended December 31, 2023 were $1.5 million of benefit in interest expense, net of $0.4 million income tax provision.

Reclassification adjustments from AOCI into earnings for pension and other post-retirement benefits plans for the year ended December 31, 2022 were $8.2 million of charges to pension expense (income), other than service cost, net of $2.1 million income tax benefit. Reclassification adjustments for derivatives designated as hedges for the year ended December 31, 2022 were $2.4 million of benefit in interest expense, net of $0.7 million income tax provision. Reclassification adjustments for foreign currency translation related to net investment hedges for the year ended December 31, 2022 were $2.9 million of benefit in interest expense, net of $0.7 million in provision for income taxes.
Reclassification adjustments from AOCI into earnings for pension and other post-retirement benefits plans for the year ended December 31, 2021 were $7.8 million of charges to pension expense (income), other than service cost, net of $2.0 million income tax benefit. Reclassification adjustments for derivatives designated as hedges for the year ended December 31, 2021 were $1.8 million of interest expense, net of $0.5 million income tax benefit. Reclassification adjustments for foreign currency translation related to net investment hedges for the year ended December 31, 2021 were $2.9 million of benefit in interest expense, net of $0.8 million in provision for income taxes.